Income Taxes - Summary of Current and Deferred Components of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Expense Benefit Continuing Operations [Abstract]
Current tax	¥ 105,353,756	$ 16,532,303	¥ 122,931,256	¥ 197,233,190
Deferred tax	3,535,126	554,739	(12,472,054)	(7,665,373)
Total	¥ 108,888,882	$ 17,087,042	¥ 110,459,202	¥ 189,567,817